Business Description and Accounting Policies: Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Weighted Average Number of Shares Outstanding, Basic	43,670,542	21,096,182	19,772,491